Bank Debt, detail 2 (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure
2016	$ 96,941
2017	31,004
2018	61,837
2019	117,732
2020	154,147
2021 and thereafter	210,032
Total debt	$ 671,693	$ 469,568